                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3327
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                         MFS GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                   Date of fiscal year end: February 29, 2004
-------------------------------------------------------------------------------

                   Date of reporting period: February 29, 2004

-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

ANNUAL REPORT 2/29/04

MFS(R) GOVERNMENT
SECURITIES FUND

A path for pursuing opportunity

                                                                      [MFS LOGO]
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                  MAY LOSE VALUE               NO BANK GUARANTEE
NOT A DEPOSIT          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) GOVERNMENT SECURITIES FUND

The fund seeks current income and preservation of principal.

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To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS

----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              15
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     29
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      41
----------------------------------------------------
TRUSTEES AND OFFICERS                             42
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       44
----------------------------------------------------
FEDERAL TAX INFORMATION                           45
----------------------------------------------------
CONTACT INFORMATION                               46
----------------------------------------------------
ASSET ALLOCATION                                  47

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As the firm's new Chief Executive Officer, I want to thank you for your continued trust in MFS and tell you about the series of actions we have taken since our recent settlements with the regulators. These actions are designed to enhance the governance structure of the MFS funds, tighten our business practices, and strengthen the management team at MFS.

In early February, Robert Pozen joined MFS as non-executive Chairman. A seasoned veteran of the mutual fund industry, Bob has held prior positions as President of Fidelity Management & Research Company, as Associate General Counsel of the Securities and Exchange Commission, and as a visiting professor at Harvard Law School.

In an effort to develop and implement policies that we believe will set a new standard in regulatory compliance, MFS has hired two new senior executives. Jeffrey Carp is joining us as General Counsel with responsibility for all of our legal affairs. Previously he was a senior partner with the law firm of Hale and Dorr LLP. Also joining MFS in the new position of Executive Vice President of Regulatory Affairs is Maria Dwyer, who returned to the firm after serving as a senior executive at Fidelity. At MFS, Maria is in charge of compliance, internal audit, and fund treasury.

In the area of governance, we have taken steps to enhance the independence of our funds' boards of trustees to better protect the interests of shareholders. We have independent board chairs and at least 75% of the trustees are independent. The trustees will appoint not only their own counsel but also an independent compliance officer. This officer will assist the boards and their committees in monitoring the MFS funds' compliance with federal and state regulations.

In February, MFS reached agreements with federal and state regulators to settle their administrative proceedings against the firm and two senior executives in connection with market timing and related issues. Under the terms of the settlements, we agreed to pay $225 million to compensate affected retail fund shareholders. The $225 million will be distributed in accordance with a distribution plan developed by an independent consultant.

We have further agreed with state regulators to reduce management fees on certain funds we advise by approximately $25 million annually over the next five years and to pay an administrative fine of $1 million, which will be used for the purpose of investor education. We have introduced a set of policies designed to protect the MFS funds and MFS fund shareholders from market timing abuses. By July, all MFS retail funds, except money market funds, will have a 2% redemption fee on short-term trades. Our global, international, high-yield, mid- and small-cap funds will impose the 2% fee on redemptions or exchanges of fund shares made within 30 calendar days of a share purchase. For all other MFS funds, except money market funds, the 2% fee will be imposed on redemptions or exchanges made within 5 business days of a share purchase. See the fund prospectus for more information.

We continue to use fair value pricing, a strategy that minimizes the potential for investors to take advantage of "stale" prices. These can occur, as one example, when funds own foreign securities whose prices close on overseas exchanges in different time zones. At the same time, we enhanced our monitoring of excessive trading. We did so by increasing our staff and updating our computer systems to improve our ability to detect excessive trading in our funds. Finally, we are supporting industry efforts to establish a "hard" 4 p.m. close on all trading, which would prevent the possibility of late trading.

In March, MFS reached a second settlement with the SEC under an administrative proceeding resolving the SEC's investigation into how we disclosed brokerage allocation practices in connection with fund sales. According to the settlement order, we did not effectively disclose the potential conflict of interest that may arise from these arrangements.

Under the terms of the settlement, MFS has agreed to pay one dollar in disgorgement and $50 million in penalty to MFS fund shareholders. The settlement noted that MFS had policies in place designed to obtain best execution of all trades of securities within MFS portfolios.

This past November, MFS eliminated the above mentioned practice of directing brokerage commissions to certain firms in recognition of fund sales. Additionally, we announced in March that we would ban the use of soft dollars to acquire third-party securities research and market data. Soft dollars are permitted under federal securities laws. In fact, it is a common industry practice to use a portion of the brokerage commissions to pay for certain research and execution products and services that are provided to asset managers. MFS will now pay cash out of its own pocket for third-party research and market data.

MFS continues to be financially strong, with more than U.S. $140 billion (as of 12/31/03) in assets under management, which continued to be stable during the first quarter of 2004. We also have the full support of our parent company, Sun Life Financial, an internationally diversified financial services firm that manages more than U.S. $269 billion (as of 12/31/03).

We chose to settle these two proceedings with the SEC so we could concentrate on serving our fund shareholders. As Chief Investment Officer, my focus is on ensuring that our portfolio teams work closely together and take full advantage of all the resources available to them to deliver the best possible investment performance.

As the inventor of the open-end mutual fund in America in 1924, MFS has a strong tradition and culture of innovation. By strengthening our business and governance practices, we believe we have an unprecedented opportunity to set a new standard in the mutual fund industry.

As I look ahead, I do so with confidence. The collaboration among MFS employees, many of whom have worked at the firm for their entire careers, continues as we remain singularly dedicated to our clients. It has been our sincere privilege to serve you, and we thank you for the confidence that you have shown in MFS.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer
    MFS Investment Management(R)

    March 15, 2004

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as non-executive Chairman. Also, on February 6, 2004, Robert J. Manning was appointed Chief Executive Officer, President, and Chief Investment Officer.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The U.S. government bond market for the 12 months ended February 29, 2004 was influenced by the Federal Reserve Board's (the Fed) desire to foster economic growth and by low interest rates paid by U.S. government bonds. Although interest rates at the end of February 2004 were not that different from what they had been a year earlier, they were fairly volatile during the 12-month period, especially in the summer months of 2003 following the Fed's 25 basis point (0.25%) cut in short-term interest rates. For example, the yield of the 10-year U.S. Treasury bond reached 3.10% in June -- a four-decade low. However Treasury interest rates then rose again from late June through August and reached 4.60% in September 2003. By February 29, 2004, however, the 10-year Treasury bond yield had fallen back to 3.97%.

FUND POSITIONING

The two most significant shifts in fund positioning were to cut the fund's allocation to U.S. Treasury securities and to increase holdings in U.S. government agency securities. On February 28, 2003, the fund held more than 34% of its assets in U.S. Treasuries and roughly 15% in U.S. government agency bonds. By the end of the reporting period in February 2004, U.S. Treasuries represented only about 12% of fund assets and U.S. government agencies more than 40%. The cuts in the fund's U.S. Treasury holdings began in the middle of 2003.

The fund's position in government agencies was built throughout the period because we became more comfortable with the credit quality of these issuers as a result of increased regulatory and market scrutiny. In addition, we believe those securities offered more attractive yields than comparable maturity Treasury issues. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

------------------------------------------------

PORTFOLIO ALLOCATIONS AS OF 2/29/04

AGENCY-BACKED, SINGLE-FAMILY
MORTGAGE-BACKED SECURITIES                 42.2%
------------------------------------------------
UNITED STATES AGENCY                       40.6%
------------------------------------------------
U.S. GOVERNMENT 12.1%
------------------------------------------------
CASH                                        3.0%
------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATION
AGENCY                                      1.2%
------------------------------------------------
AGENCY-BACKED, MULTI-FAMILY
MORTGAGE-BACKED SECURITIES                  0.8%
------------------------------------------------
RESIDENTIAL MORTGAGE-BACKED
SECURITIES                                  0.1%
------------------------------------------------
The portfolio is actively managed, and current holdings may be different.

DETRACTORS FROM PERFORMANCE

Fund returns lagged the fund's benchmark, the Lehman Brothers Government Mortgage Index, because of the fund's relative underweighting in mortgage-backed securities over the last quarter of 2003. Mortgage rates were fairly stable, homeowner refinancing decreased, and new home purchases were down from levels earlier in the year. As a result, mortgage-backed securities appreciated in value, but the fund did not participate fully in that upward move because of its underweighting in the group.

CONTRIBUTORS TO PERFORMANCE

The fund's U.S. government agency positions were the most noteworthy contributors to fund performance. Because of the upheaval in U.S. Treasury interest rates in the summer of 2003, we believe that fixed-income investors became more risk averse during those summer months. As a result, the difference in yields (spreads) increased between guaranteed U.S. Treasury securities and U.S. government agencies that carry greater credit risk. However, in August, those spreads began to narrow. In our view, investors became more comfortable with the attendant risks and higher yields offered by agency securities. As spreads decreased, yields on government agency securities came down, and their prices appreciated. Because we had increased our agency positions, the fund participated in that appreciation.

    Respectfully,

/s/ Peter C. Vaream

    Peter C. Vaream on behalf of the MFS Fixed Income Strategy Group

The MFS Fixed Income Strategy Group is responsible for the day-to-day management of the fund under the general supervision of Mr. Vaream.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

--------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/29/04
--------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended 2/29/04.)

                           MFS Government         Lehman Brothers
                         Securities Fund --         Government
                              Class A             Mortgage index

          2/94               $ 9,525                $10,000
          2/96                10,825                 11,391
          2/98                12,334                 13,223
          2/00                13,087                 14,267
          2/02                15,761                 17,399
          2/04                17,481                 19,655

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                         Class
   Share class      inception date      1-yr       3-yr       5-yr     10-yr

------------------------------------------------------------------------------
        A               7/25/84           2.19%      5.74%     5.98%     6.26%
------------------------------------------------------------------------------
        B               8/30/93           1.53%      5.09%     5.31%     5.56%
------------------------------------------------------------------------------
        C               4/1/96            1.54%      5.07%     5.32%     5.72%
------------------------------------------------------------------------------
        I               1/2/97            2.55%      6.12%     6.35%     6.53%
------------------------------------------------------------------------------
       R1              12/31/02           2.05%      5.68%     5.95%     6.24%
------------------------------------------------------------------------------
       R2              10/31/03           2.16%      5.73%     5.98%     6.26%
------------------------------------------------------------------------------
      529A              7/31/02           1.94%      5.57%     5.88%     6.21%
------------------------------------------------------------------------------
      529B              7/31/02           1.27%      5.21%     5.67%     6.10%
------------------------------------------------------------------------------
      529C              7/31/02           1.28%      5.25%     5.68%     6.11%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative benchmarks

------------------------------------------------------------------------------
Average general U.S. government bond
fund+                                     1.88%      5.70%     5.90%     5.93%
------------------------------------------------------------------------------
Lehman Brothers Government Mortgage
Index#                                    3.35%      6.65%     6.92%     6.99%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

Share class

------------------------------------------------------------------------------
        A                                -2.66%      4.04%     4.96%     5.74%
------------------------------------------------------------------------------
        B                                -2.40%      4.17%     4.98%     5.56%
------------------------------------------------------------------------------
        C                                 0.56%      5.07%     5.32%     5.72%
------------------------------------------------------------------------------
      529A                               -2.91%      3.87%     4.86%     5.69%
------------------------------------------------------------------------------
      529B                               -2.65%      4.30%     5.34%     6.10%
------------------------------------------------------------------------------
      529C                                0.30%      5.25%     5.68%     6.11%
------------------------------------------------------------------------------

I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

   Share class                            1-yr       3-yr      5-yr     10-yr

------------------------------------------------------------------------------
        A                                 2.19%     18.23%    33.71%    83.53%
------------------------------------------------------------------------------
        B                                 1.53%     16.04%    29.52%    71.80%
------------------------------------------------------------------------------
        C                                 1.54%     16.00%    29.57%    74.39%
------------------------------------------------------------------------------
        I                                 2.55%     19.50%    36.03%    88.21%
------------------------------------------------------------------------------
       R1                                 2.05%     18.03%    33.48%    83.22%
------------------------------------------------------------------------------
       R2                                 2.16%     18.19%    33.67%    83.47%
------------------------------------------------------------------------------
      529A                                1.94%     17.67%    33.07%    82.66%
------------------------------------------------------------------------------
      529B                                1.27%     16.47%    31.72%    80.81%
------------------------------------------------------------------------------
      529C                                1.28%     16.58%    31.84%    80.97%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX - measures the performance of the government and mortgage securities markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.


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PORTFOLIO OF INVESTMENTS - 2/29/04
--------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.4%
-------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                 $ VALUE
-------------------------------------------------------------------------------------------------
Agency - Other - 4.5%
-------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                          $14,360         $22,824,688
-------------------------------------------------------------------------------------------------
Financing Corp., 9.8%, 2018                                            14,975          22,548,187
-------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                           8,400          13,135,307
-------------------------------------------------------------------------------------------------
                                                                                      $58,508,182
-------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.2%
-------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                              $2,120          $2,135,354
-------------------------------------------------------------------------------------------------

Mortgage Backed - 44.5%
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2005 - 2033                                        $106,404        $112,109,998
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.942%, 2007                                                8,475           9,407,240
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2013 - 2031                                           5,319           5,699,466
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2033                                           174,236         182,127,440
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                         182,110         186,413,064
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2017 - 2018                                             2,494           2,563,470
-------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2029 - 2031                                             2,503           2,658,883
-------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2016 - 2029                                          7,963           8,420,306
-------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                  12,093          12,753,532
-------------------------------------------------------------------------------------------------
Freddie Mac, 7.5%, 2025 - 2028                                            704             759,759
-------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2030                                                     403             427,429
-------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2033 - 2033                                         35,667          36,541,169
-------------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2005 - 2009                                             791             878,597
-------------------------------------------------------------------------------------------------
Ginnie Mae, 11.5%, 2010 - 2018                                             80              93,077
-------------------------------------------------------------------------------------------------
Ginnie Mae, 12.5%, 2011                                                   181             207,651
-------------------------------------------------------------------------------------------------
Ginnie Mae, 12%, 2013 - 2015                                               44              51,715
-------------------------------------------------------------------------------------------------
Ginnie Mae, 10.75%, 2016                                                   12              14,074
-------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2022 - 2032                                           3,459           3,712,883
-------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2031                                          12,163          12,854,894
-------------------------------------------------------------------------------------------------
                                                                                     $577,694,647
-------------------------------------------------------------------------------------------------
U.S. Government Agencies - 36.0%
-------------------------------------------------------------------------------------------------
Aid to Israel, 5.5%, 2023                                             $16,567         $17,103,937
-------------------------------------------------------------------------------------------------
Empresa Energetica Cornito Ltd., 6.07%, 2010                            9,580          10,528,803
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2006 - 2011                                          58,270          63,855,378
-------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2008                                                76,469          76,958,707
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                   19,672          22,032,719
-------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                    17,205          17,333,108
-------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                                   27,485          27,975,745
-------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5%, 2013                                      9,795           9,870,921
-------------------------------------------------------------------------------------------------
Freddie Mac, 2.875%, 2006                                              25,573          25,967,898
-------------------------------------------------------------------------------------------------
Freddie Mac, 2.75%, 2008                                               49,031          48,826,296
-------------------------------------------------------------------------------------------------
Freddie Mac, 3.625%, 2008                                              23,536          24,048,543
-------------------------------------------------------------------------------------------------
SLM Corp., 5.25%, 2006                                                 52,855          56,416,317
-------------------------------------------------------------------------------------------------
Small Business Administration, 9.9%, 2008                                  74              79,064
-------------------------------------------------------------------------------------------------
Small Business Administration, 10.05%, 2008 - 2009                         36              39,653
-------------------------------------------------------------------------------------------------
Small Business Administration, 9.05%, 2009                                216             231,263
-------------------------------------------------------------------------------------------------
Small Business Administration, 9.1%, 2009                                 359             382,107
-------------------------------------------------------------------------------------------------
Small Business Administration, 9.25%, 2010                                286             310,089
-------------------------------------------------------------------------------------------------
Small Business Administration, 9.3%, 2010                                 440             478,069
-------------------------------------------------------------------------------------------------
Small Business Administration, 9.5%, 2010                                 343             371,165
-------------------------------------------------------------------------------------------------
Small Business Administration, 9.65%, 2010                                305             330,886
-------------------------------------------------------------------------------------------------
Small Business Administration, 9.7%, 2010                                 202             219,509
-------------------------------------------------------------------------------------------------
Small Business Administration, 8.625%, 2011                               589             638,457
-------------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                                 349             377,874
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                              5,573           6,093,008
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                              5,477           5,991,592
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                              5,085           5,579,201
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                             4,662           5,149,875
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                              4,798           5,187,782
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                              8,206           8,333,882
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                              3,142           3,208,296
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.72%, 2024                              8,426           8,487,678
-------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.36%, 2016             7,000           7,917,665
-------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.59%, 2016             6,599           7,287,678
-------------------------------------------------------------------------------------------------
                                                                                     $467,613,165
-------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 12.2%
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 1.875%, 2006                                     $29,430         $29,580,593
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.25%, 2016                                        4,369           6,401,266
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.875%, 2025                                      20,904          26,424,788
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.25%, 2028                                       16,325          17,027,106
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                       15,456          18,425,839
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2005                                      42,254          42,447,101
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                        1,572           1,684,804
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008                                        1,100           1,191,868
-------------------------------------------------------------------------------------------------
U.S. Treasury STRIPS (Interest), 0%, 2012                              21,000          15,384,201
-------------------------------------------------------------------------------------------------
                                                                                     $158,567,566
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,225,222,885)                                      $1,264,518,914
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.0%
-------------------------------------------------------------------------------------------------
Merrill Lynch, dated 2/27/04, due 3/01/04, total to be received
$39,416,383 (secured by various U.S. Treasury and Federal Agency
obligations in a jointly traded account), at Cost                     $39,413         $39,413,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,264,635,885)                                $1,303,931,914
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.4)%                                                (5,344,976)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,298,586,938
-------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/29/04

ASSETS

Investments, at value (identified cost, $1,264,635,885)       $1,303,931,914
------------------------------------------------------------------------------------------------
Cash                                                                     364
------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    2,130,432
------------------------------------------------------------------------------------------------
Interest receivable                                               11,224,052
------------------------------------------------------------------------------------------------
Other assets                                                           2,766
------------------------------------------------------------------------------------------------
Total assets                                                                      $1,317,289,528
------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $3,191,049
------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                15,045,215
------------------------------------------------------------------------------------------------
Payable to affiliates

------------------------------------------------------------------------------------------------
  Management fee                                                      37,608
------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         48,185
------------------------------------------------------------------------------------------------
  Distribution and service fee                                        50,084
------------------------------------------------------------------------------------------------
  Administrative fee                                                   1,850
------------------------------------------------------------------------------------------------
  Program manager fee                                                     24
------------------------------------------------------------------------------------------------
  Administrative service fee                                               1
------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               328,574
------------------------------------------------------------------------------------------------
Total liabilities                                                                    $18,702,590
------------------------------------------------------------------------------------------------
Net assets                                                                        $1,298,586,938
------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,319,678,214
------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                            39,296,029
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                     (57,583,627)
------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (2,803,678)
------------------------------------------------------------------------------------------------
Total                                                                             $1,298,586,938
------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                            131,946,756
------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                    $803,973,647
------------------------------------------------------------------------------------------------
  Shares outstanding                                              81,668,051
------------------------------------------------------------------------------------------------
  Net asset value per share                                                                $9.84
------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.84)                                              $10.33
------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $255,512,246
------------------------------------------------------------------------------------------------
  Shares outstanding                                              25,993,745
------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                             $9.83
------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $63,609,257
------------------------------------------------------------------------------------------------
  Shares outstanding                                               6,443,584
------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                             $9.87
------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $168,123,670
------------------------------------------------------------------------------------------------
  Shares outstanding                                              17,092,350
------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                $9.84
------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $6,188,349
------------------------------------------------------------------------------------------------
  Shares outstanding                                                 629,075
------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                $9.84
------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $40,948
------------------------------------------------------------------------------------------------
  Shares outstanding                                                   4,163
------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                $9.84
------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                        $332,043
------------------------------------------------------------------------------------------------
  Shares outstanding                                                  33,794
------------------------------------------------------------------------------------------------
  Net asset value per share                                                                $9.83
------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.83)                                              $10.32
------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $524,032
------------------------------------------------------------------------------------------------
  Shares outstanding                                                  53,340
------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                             $9.82
------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $282,746
------------------------------------------------------------------------------------------------
  Shares outstanding                                                  28,654
------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                             $9.87
------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529A, Class 529B and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 2/29/04

NET INVESTMENT INCOME

Interest income                                                                           $54,688,934
-----------------------------------------------------------------------------------------------------
Expenses

-----------------------------------------------------------------------------------------------------
  Management fee                                                    $5,655,256
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                37,543
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        2,361,102
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             3,107,085
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             3,384,903
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               890,613
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                               15,262
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                   66
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              1,255
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              5,899
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              3,579
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                         896
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       1,475
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         895
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                     33
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   142,936
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        370,221
-----------------------------------------------------------------------------------------------------
  Printing                                                             116,937
-----------------------------------------------------------------------------------------------------
  Postage                                                              106,558
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         38,276
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            23,360
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        226,648
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $16,490,798
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (5,904)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (703,979)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $15,780,915
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $38,908,019
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized gain on investment transactions (identified cost)                                 $1,610,862
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                                         $(16,410,664)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                          $(14,799,802)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $24,108,217
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 2/29, 2/28                                        2004                      2003

INCREASE IN NET ASSETS

OPERATIONS

Net investment income                                            $38,908,019               $45,225,143
------------------------------------------------------------------------------------------------------
Net realized gain on investments                                   1,610,862                12,189,563
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                        (16,410,664)               39,731,207
----------------------------------------------------------     -------------              ------------
Increase in net assets from operations                           $24,108,217               $97,145,913
----------------------------------------------------------     -------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

------------------------------------------------------------------------------------------------------
  Class A                                                       $(36,259,911)             $(39,286,086)
------------------------------------------------------------------------------------------------------
  Class B                                                        (11,782,723)              (15,232,117)
------------------------------------------------------------------------------------------------------
  Class C                                                         (3,106,392)               (4,318,997)
------------------------------------------------------------------------------------------------------
  Class I                                                         (4,020,905)                 (527,228)
------------------------------------------------------------------------------------------------------
  Class R1                                                          (112,504)                     (312)
------------------------------------------------------------------------------------------------------
  Class R2                                                              (410)                       --
------------------------------------------------------------------------------------------------------
  Class 529A                                                         (13,754)                   (4,462)
------------------------------------------------------------------------------------------------------
  Class 529B                                                         (18,887)                   (7,900)
------------------------------------------------------------------------------------------------------
  Class 529C                                                         (11,567)                   (4,476)
----------------------------------------------------------     -------------              ------------
Total distributions declared to shareholders                    $(55,327,053)             $(59,381,578)
----------------------------------------------------------     -------------              ------------
Net increase (decrease) in net assets from fund
share transactions                                             $(151,707,573)             $473,985,663
----------------------------------------------------------     -------------              ------------
Total increase (decrease) in net assets                        $(182,926,409)             $511,749,998
----------------------------------------------------------     -------------              ------------

NET ASSETS

At beginning of period                                        $1,481,513,347              $969,763,349
------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $2,803,678 and
$2,881,360, respectively)                                     $1,298,586,938            $1,481,513,347
------------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 2/29, 2/28

CLASS A                                              2004              2003              2002             2001            2000

Net asset value, beginning of period               $10.03             $9.73             $9.71            $9.15           $9.69
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.29             $0.39             $0.50            $0.58           $0.57
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                    (0.08)             0.42              0.12             0.56           (0.56)
---------------------------------------------------------            ------            ------           ------          ------
Total from investment operations                    $0.21             $0.81             $0.62            $1.14           $0.01
---------------------------------------------------------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.40)           $(0.51)           $(0.52)          $(0.58)         $(0.55)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.08)              --              --
---------------------------------------------------------            ------            ------           ------          ------
Total distributions declared to
shareholders                                       $(0.40)           $(0.51)           $(0.60)          $(0.58)         $(0.55)
---------------------------------------------------------            ------            ------           ------          ------
Net asset value, end of period                      $9.84            $10.03             $9.73            $9.71           $9.15
---------------------------------------------------------            ------            ------           ------          ------
Total return (%)(+)                                  2.19              8.54              6.59            12.98            0.10
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                           0.95              0.93              0.96             0.93            0.90
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          2.94              3.97              5.16             6.25            6.06
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    143               134               116               77             124
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $803,974          $927,886          $622,606         $392,457        $328,338
------------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                         $0.28             $0.38             $0.49            $0.57           $0.56
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.00              0.98              1.01             1.00            1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          2.89              3.92              5.11             6.18            5.96
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 2/29, 2/28

CLASS B                                              2004              2003              2002             2001            2000
Net asset value, beginning of period               $10.02             $9.72             $9.69            $9.14           $9.68
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.24             $0.33             $0.44            $0.52           $0.51
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                    (0.09)             0.41              0.12             0.56           (0.56)
--------------------------------------------     --------            ------            ------           ------          ------
Total from investment operations                    $0.15             $0.74             $0.56            $1.08          $(0.05)
--------------------------------------------     --------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.34)           $(0.44)           $(0.46)          $(0.53)         $(0.49)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.07)              --              --
--------------------------------------------     --------            ------            ------           ------          ------
Total distributions declared to
shareholders                                       $(0.34)           $(0.44)           $(0.53)          $(0.53)         $(0.49)
--------------------------------------------     --------            ------            ------           ------          ------
Net asset value, end of period                      $9.83            $10.02             $9.72            $9.69           $9.14
--------------------------------------------     --------            ------            ------           ------          ------
Total return (%)                                     1.53              7.84              5.98            12.20           (0.52)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                           1.59              1.58              1.61             1.58            1.55
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          2.42              3.32              4.52             5.60            5.41
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    143               134               116               77             124
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $255,512          $408,553          $263,964         $163,756        $156,479
------------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                         $0.23             $0.32             $0.43            $0.51           $0.50
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.64              1.63              1.66             1.65            1.65
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          2.37              3.27              4.47             5.53            5.31
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

FOR YEARS ENDED 2/29, 2/28

CLASS C                                              2004              2003              2002             2001            2000

Net asset value, beginning of period               $10.06             $9.76             $9.73            $9.18           $9.71
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.25             $0.33             $0.44            $0.52           $0.52
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                    (0.10)             0.41              0.12             0.56           (0.56)
--------------------------------------------     --------            ------            ------           ------          ------
Total from investment operations                    $0.15             $0.74             $0.56            $1.08          $(0.04)
--------------------------------------------     --------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.34)           $(0.44)           $(0.46)          $(0.53)         $(0.49)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.07)              --              --
--------------------------------------------     --------            ------            ------           ------          ------
Total distributions declared to
shareholders                                       $(0.34)           $(0.44)           $(0.53)          $(0.53)         $(0.49)
--------------------------------------------     --------            ------            ------           ------          ------
Net asset value, end of period                      $9.87            $10.06             $9.76            $9.73           $9.18
--------------------------------------------     --------            ------            ------           ------          ------
Total return (%)                                     1.54              7.81              5.97            12.17           (0.42)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                           1.59              1.58              1.61             1.58            1.55
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          2.47              3.32              4.51             5.60            5.40
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    143               134               116               77             124
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $63,609          $110,096           $81,397          $36,603         $32,708
------------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                         $0.24             $0.32             $0.43            $0.51           $0.49
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.64              1.63              1.66             1.65            1.65
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          2.42              3.27              4.46             5.53            5.30
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 2/29, 2/28

CLASS I                                                 2004               2003             2002           2001           2000

Net asset value, beginning of period                  $10.03              $9.73            $9.71          $9.15          $9.69
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                             $0.25              $0.33            $0.53          $0.61          $0.60
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                          (0.00)+++^          0.51             0.13           0.56          (0.56)
-----------------------------------------------      -------             ------           ------         ------         ------
Total from investment operations                       $0.25              $0.84            $0.66          $1.17          $0.04
-----------------------------------------------      -------             ------           ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $(0.44)            $(0.54)          $(0.55)        $(0.61)        $(0.58)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                      --                 --            (0.09)            --             --
-----------------------------------------------      -------             ------           ------         ------         ------
Total distributions declared to shareholders          $(0.44)            $(0.54)          $(0.64)        $(0.61)        $(0.58)
-----------------------------------------------      -------             ------           ------         ------         ------
Net asset value, end of period                         $9.84             $10.03            $9.73          $9.71          $9.15
-----------------------------------------------      -------             ------           ------         ------         ------
Total return (%)                                        2.55               8.92             6.99          13.34           0.43
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                              0.62               0.58             0.61           0.58           0.55
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             2.57               3.64             5.49           6.60           6.40
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       143                134              116             77            124
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $168,124            $33,682           $1,797         $4,821         $5,579
------------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                            $0.25              $0.33            $0.52          $0.61          $0.59
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              0.67               0.63             0.66           0.65           0.65
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             2.52               3.59             5.44           6.53           6.30
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   +++ Per share amount is less than $0.01.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

                                                                       YEAR ENDED            PERIOD ENDED
CLASS R1                                                                 2/29/04               2/28/03*

Net asset value, beginning of period                                      $10.03                 $10.02
----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                 $0.18                  $0.16
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                    0.02^                 (0.07)
-------------------------------------------------------------------     --------               --------
Total from investment operations                                           $0.20                  $0.09
-------------------------------------------------------------------     --------               --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.39)                $(0.08)
-------------------------------------------------------------------     --------               --------
Net asset value, end of period                                             $9.84                 $10.03
-------------------------------------------------------------------     --------               --------
Total return (%)                                                            2.05                   0.88++
----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.14                   1.08+
----------------------------------------------------------------------------------------------------------
Net investment income                                                       1.87                   3.04+
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           143                    134
----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $6,188                    $79
----------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.18                  $0.16
----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                                  1.19                   1.13+
----------------------------------------------------------------------------------------------------------
Net investment income                                                       1.82                   2.99+
----------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class R1 shares, December 31, 2002, through February 28, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

                                                                   PERIOD ENDED
                                                                     2/29/04**

CLASS R2

Net asset value, beginning of period                                     $9.70
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income(S)                                                $0.02
-------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                          0.22^
-------------------------------------------------------------------     -------
Total from investment operations                                         $0.24
-------------------------------------------------------------------     -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.10)
-------------------------------------------------------------------     -------
Net asset value, end of period                                           $9.84
-------------------------------------------------------------------     -------
Total return (%)                                                          2.48++
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                                1.37+
-------------------------------------------------------------------------------
Net investment income                                                     0.72+
-------------------------------------------------------------------------------
Portfolio turnover                                                         143
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $41
-------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                    $0.02
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                                1.42+
-------------------------------------------------------------------------------
Net investment income                                                     0.67+
-------------------------------------------------------------------------------

** For the period from the inception of Class R2 shares, October 31, 2003, through February 29, 2004.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

                                                                       YEAR ENDED            PERIOD ENDED
CLASS 529A                                                               2/29/04               2/28/03*

Net asset value, beginning of period                                      $10.02                  $9.86
---------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                 $0.26                  $0.28
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                   (0.07)                  0.15
------------------------------------------------------------------     ---------                ---------
Total from investment operations                                           $0.19                  $0.43
------------------------------------------------------------------     ---------                ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.38)                $(0.27)
------------------------------------------------------------------     ---------                ---------
Net asset value, end of period                                             $9.83                 $10.02
------------------------------------------------------------------     ---------                ---------
Total return (%)(+)                                                         1.94                   4.44++
---------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.20                   1.18+
---------------------------------------------------------------------------------------------------------
Net investment income                                                       2.69                   3.05+
---------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           143                    134
---------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $332                   $312
---------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.26                  $0.28
---------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                                  1.25                   1.23+
---------------------------------------------------------------------------------------------------------
Net investment income                                                       2.64                   3.00+
---------------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class 529A shares, July 31,
     2002, through February 28, 2003.
  +  Annualized.
 ++  Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                                       YEAR ENDED             PERIOD ENDED
CLASS 529B                                                               2/29/04                2/28/03*

Net asset value, beginning of period                                      $10.01                  $9.85
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                 $0.20                  $0.24
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                   (0.08)                  0.16
------------------------------------------------------------------     ---------              ---------
Total from investment operations                                           $0.12                  $0.40
------------------------------------------------------------------     ---------              ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.31)                $(0.24)
------------------------------------------------------------------     ---------              ---------
Net asset value, end of period                                             $9.82                 $10.01
------------------------------------------------------------------     ---------              ---------
Total return (%)                                                            1.27                   4.05++
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.85                   1.83+
-----------------------------------------------------------------------------------------------------------
Net investment income                                                       2.07                   2.53+
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           143                    134
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $524                   $522
-----------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.20                  $0.23
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                                  1.90                   1.88+
-----------------------------------------------------------------------------------------------------------
Net investment income                                                       2.02                   2.48+
-----------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529B shares, July 31, 2002, through February 28, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                       YEAR ENDED             PERIOD ENDED
CLASS 529C                                                               2/29/04                2/28/03*

Net asset value, beginning of period                                      $10.06                  $9.89
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                 $0.22                  $0.20
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                   (0.10)                  0.21
------------------------------------------------------------------     ---------              ---------
Total from investment operations                                           $0.12                  $0.41
------------------------------------------------------------------     ---------              ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.31)                $(0.24)
------------------------------------------------------------------     ---------              ---------
Net asset value, end of period                                             $9.87                 $10.06
------------------------------------------------------------------     ---------              ---------
Total return (%)                                                            1.28                   4.14++
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.84                   1.83+
-----------------------------------------------------------------------------------------------------------
Net investment income                                                       2.15                   2.37+
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           143                    134
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $283                   $383
-----------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.21                  $0.20
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                                  1.89                   1.88+
-----------------------------------------------------------------------------------------------------------
Net investment income                                                       2.10                   2.32+
-----------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529C shares, July 31, 2002, through February 28, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Government Securities Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At February 29, 2004 there were no securities on loan.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United Sates of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when- issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter in TBA (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended February 29, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended February 28, 2003 and February 29, 2004 was as follows:

                                                  2/29/04            2/28/03

Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                             $55,327,053        $59,381,578
------------------------------------------------------------------------------

During the year ended February 29, 2004, accumulated distributions in excess of net investment income decreased by $16,496,716 and accumulated net realized loss on investments increased by $16,496,716 due to differences between book and tax accounting for mortgage-backed securities and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of February 29, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                        $495,386
------------------------------------------------------------------------------
Capital loss carryforward                                         (33,576,113)
------------------------------------------------------------------------------
Post-October capital loss deferral                                 (6,095,300)
------------------------------------------------------------------------------
Unrealized appreciation                                            21,383,815
------------------------------------------------------------------------------
Other temporary differences                                        (3,299,064)
------------------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

EXPIRATION DATE

February 28, 2005                                                $(16,126,761)
------------------------------------------------------------------------------
February 28, 2008                                                  (8,242,293)
------------------------------------------------------------------------------
February 28, 2009                                                  (3,477,230)
------------------------------------------------------------------------------
February 29, 2012                                                  (5,729,829)
------------------------------------------------------------------------------
Total                                                            $(33,576,113)
------------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended February 29, 2004 were 0.35% of average daily net assets on an annualized basis.

As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Trustees and an unfunded retirement benefit deferral plan for current Trustees. Included in Trustees' compensation is a net increase of $1,367 as a result of the change in the fund's pension liability for current Trustees and a pension expense of $7,843 for retired Trustees for the year ended February 29, 2004.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $137,926 and $1,187 for the year ended February 29, 2004 as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                               CLASS A        CLASS B        CLASS C      CLASS R1      CLASS R2

Distribution Fee                                 0.10%          0.75%          0.75%         0.25%         0.25%
------------------------------------------------------------------------------------------------------------------
Service Fee                                      0.25%          0.25%          0.25%         0.25%         0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                          0.35%          1.00%          1.00%         0.50%         0.50%
------------------------------------------------------------------------------------------------------------------

                                            CLASS 529A     CLASS 529B     CLASS 529C

Distribution Fee                                 0.25%          0.75%          0.75%
------------------------------------------------------------------------------------------------------------------
Service Fee                                      0.25%          0.25%          0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                          0.50%          1.00%          1.00%
------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
February 29, 2004, amounted to:

                                               CLASS A        CLASS B        CLASS C      CLASS R1      CLASS R2

Service Fee Retained by MFD                   $122,225         $2,014         $2,568            $2           $--
------------------------------------------------------------------------------------------------------------------

                                            CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by MFD                        $27             $5            $22
------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended February 29, 2004, were as follows:

                                               CLASS A        CLASS B        CLASS C      CLASS R1      CLASS R2

Effective Annual Percentage Rates                0.35%          1.00%          1.00%         0.50%         0.50%
------------------------------------------------------------------------------------------------------------------

                                            CLASS 529A     CLASS 529B     CLASS 529C

Effective Annual Percentage Rates                0.35%          1.00%          1.00%
------------------------------------------------------------------------------------------------------------------

Payment of the remaining 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase.

MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended February 29, 2004, were as follows:

                                  CLASS A        CLASS B        CLASS C     CLASS 529A     CLASS 529B     CLASS 529C
Contingent Deferred Sales
Charges Imposed                   $81,971     $1,137,479        $39,118            $--           $110            $--
----------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time, enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $1,543,542 for the year ended February 29, 2004. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $321,716 for the year ended February 29, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                     PURCHASES                 SALES
U.S. government securities                                      $1,934,123,487        $2,077,072,720
------------------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)                        16,489,301                 1,070
------------------------------------------------------------------------------------------------------
                                                                $1,950,612,787        $2,077,073,790
------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $1,282,548,099
------------------------------------------------------------------------------
Gross unrealized appreciation                                     $25,896,891
------------------------------------------------------------------------------
Gross unrealized depreciation                                      (4,513,076)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $21,383,815
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Year ended 2/29/04                      Year ended 2/28/03
                                       SHARES              AMOUNT              SHARES              AMOUNT
CLASS A SHARES

Shares sold                          88,974,135         $882,178,226        142,506,962       $1,406,764,472
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                         3,148,855           31,030,457          2,962,199           29,173,953
---------------------------------------------------------------------------------------------------------------
Shares reacquired                  (102,922,448)      (1,017,159,186)      (116,984,213)      (1,154,957,625)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)             (10,799,458)       $(103,950,503)        28,484,948         $280,980,800
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                           6,213,517          $61,465,689         26,705,060         $263,064,523
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                         1,009,807            9,951,257          1,105,757           10,885,233
---------------------------------------------------------------------------------------------------------------
Shares reacquired                   (21,996,142)        (215,913,138)       (14,208,978)        (139,706,922)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)             (14,772,818)       $(144,496,192)        13,601,839         $134,242,834
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           2,314,505          $22,917,630          9,896,809          $97,592,339
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                           249,846            2,472,075            299,275            2,958,954
---------------------------------------------------------------------------------------------------------------
Shares reacquired                    (7,061,804)         (69,553,941)        (7,598,573)         (74,648,620)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (4,497,453)        $(44,164,236)         2,597,511          $25,902,673
---------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                          13,567,977         $133,136,806          3,295,531          $32,772,907
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                           372,255            3,689,606             39,866              395,984
---------------------------------------------------------------------------------------------------------------
Shares reacquired                      (206,254)          (2,045,202)          (161,696)          (1,601,545)
---------------------------------------------------------------------------------------------------------------
Net increase                         13,733,978         $134,781,210          3,173,701          $31,567,346
---------------------------------------------------------------------------------------------------------------

                                         Year ended 2/29/04                    Period ended 2/28/03*
                                       SHARES              AMOUNT              SHARES              AMOUNT

CLASS R1 SHARES

Shares sold                           1,126,253          $11,098,044              7,872              $78,950
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            10,104               98,413                 16                  160
---------------------------------------------------------------------------------------------------------------
Shares reacquired                      (515,170)          (5,061,439)                --                   --
---------------------------------------------------------------------------------------------------------------
Net increase                            621,187           $6,135,018              7,888              $79,110
---------------------------------------------------------------------------------------------------------------

                                       Period ended 2/29/04**
                                    SHARES              AMOUNT

CLASS R2 SHARES

Shares sold                               4,130              $40,020
-----------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                33                  320
-----------------------------------------------------------------------
Net increase                              4,163              $40,340
-----------------------------------------------------------------------

                                            Year ended 2/29/04                   Period ended 2/28/03***
                                        SHARES              AMOUNT              SHARES              AMOUNT

CLASS 529A SHARES

Shares sold                              18,974             $186,975             32,081              320,041
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                             1,415               13,913                335                3,329
---------------------------------------------------------------------------------------------------------------
Shares reacquired                       (17,746)            (172,984)            (1,265)             (12,465)
---------------------------------------------------------------------------------------------------------------
Net increase                              2,643              $27,904             31,151             $310,905
---------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                              24,441             $241,533             51,568             $514,537
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                             1,961               19,277                627                5,627
---------------------------------------------------------------------------------------------------------------
Shares reacquired                       (25,182)            (243,458)               (75)                (745)
---------------------------------------------------------------------------------------------------------------
Net increase                              1,220              $17,352             52,120             $519,419
---------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                              22,163             $219,790             38,322             $389,521
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                             1,213               12,021                344                3,433
---------------------------------------------------------------------------------------------------------------
Shares reacquired                       (32,844)            (330,277)            (1,044)             (10,378)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (9,468)            $(98,466)            38,122             $382,576
---------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of Class R1 shares, December 31, 2002 through February 28, 2003.
 ** For the period from the commencement of Class R2 shares, October 31, 2003 through February 29, 2004.
*** For the period from the commencement of Class 529 shares, July 31, 2002 through February 28, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 50%. A commitment fee of $13,479 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year ended February 29, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan to be approved by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades.

As part of the settlement, MFS also agreed to retain an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004. Messrs. Ballen and Parke will not be returning to MFS or the MFS funds after their suspensions.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS fund, or
(ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and the Shareholders of MFS Government Securities Fund:

We have audited the accompanying statement of assets and liabilities of MFS Government Securities Fund, including the portfolio of investments, as of February 29, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Government Securities Fund at February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 15, 2004

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Government
Securities Fund, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JOHN W. BALLEN(2)(5) (born 09/12/59)                     DAVID H. GUNNING(4) (born 05/30/42)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Cleveland-Cliffs Inc. (mining products and service
Executive Officer and Director (until February           provider), Vice Chairman/Director (since April
2004)                                                    2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(7) (born 10/20/63)                  Electric Holdings, Inc. (welding equipment
Trustee                                                  manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief Investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41)
                                                         Trustee
KEVIN R. PARKE(2)(5) (born 12/14/59)                     Private investor and real estate consultant;
Trustee                                                  Capitol Entertainment Management Company (video
Massachusetts Financial Services Company,                franchise), Vice Chairman
President, Chief Investment Officer and Director
(until February 2004)                                    AMY B. LANE(4) (born 02/08/53)
                                                         Trustee
ROBERT C. POZEN(2)(7) (born 08/08/46)                    Retired; Merrill Lynch & Co., Inc., Managing
Trustee                                                  Director, Investment Banking Group (1997 to
Massachusetts Financial Services Company, Chairman       February 2001); Borders Group, Inc. (book and
(since February 2004); Harvard Law School                music retailer), Director; Federal Realty
(education), John Olin Visiting Professor (since         Investment Trust (real estate investment trust),
July 2002); Secretary of Economic Affairs, The           Trustee
Commonwealth of Massachusetts (January 2002 to
December 2002); Fidelity Investments, Vice               ABBY M. O'NEILL(3) (born 04/27/28)
Chairman (June 2000 to December 2001); Fidelity          Trustee
Management & Research Company (investment                Private investor; Rockefeller Financial Services,
adviser), President (March 1997 to July 2001); The       Inc. (investment advisers), Chairman and Chief
Bank of New York (financial services), Director;         Executive Officer
Bell Canada Enterprises (telecommunications),
Director; Telesat (satellite communications),            LAWRENCE T. PERERA (born 06/23/35)
Director                                                 Trustee
                                                         Hemenway & Barnes (attorneys), Partner
JEFFREY L. SHAMES(2)(6) (born 06/02/55)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company, Chairman       Trustee
(until February 2004)                                    Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
J. ATWOOD IVES (born 05/01/36)                           investment trust), Director
Co-Chair
Private investor; KeySpan Corporation (energy            J. DALE SHERRATT (born 09/23/38)
related services), Director; Eastern Enterprises         Trustee
(diversified services company), Chairman, Trustee        Insight Resources, Inc. (acquisition planning
and Chief Executive Officer (until November 2000)        specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
WARD SMITH (born 09/13/30)                               General Partner (since 1993); Cambridge
Co-Chair                                                 Nutraceuticals (professional nutritional
Private investor                                         products), Chief Executive Officer (until May
                                                         2001)
LAWRENCE H. COHN, M.D. (born 03/11/37)
Trustee                                                  ELAINE R. SMITH (born 04/25/46)
Brigham and Women's Hospital, Chief of Cardiac           Trustee
Surgery; Harvard Medical School, Professor of            Independent health care industry consultant
Surgery

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Resigned on February 13, 2004.
(7) Appointed Trustee on February 24, 2004.

Trustees and Officers - continued
OFFICERS

JOHN W. BALLEN(1) (born 09/12/59)                        RICHARD M. HISEY (born 08/29/58)
Trustee and President                                    Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Senior
Executive Officer and Director (until February           Vice President (since July 2002); The Bank of New
2004)                                                    York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Executive Vice President and Chief Financial
Assistant Secretary and Assistant Clerk                  Officer (prior to September 2000); Lexington
Massachusetts Financial Services Company, Senior         Funds, Treasurer (prior to September 2000)
Vice President and Associate General Counsel
                                                         ROBERT J. MANNING(2) (born 10/20/63)
STEPHEN E. CAVAN (born 11/06/53)                         President
Secretary and Clerk                                      Massachusetts Financial Services Company, Chief
Massachusetts Financial Services Company, Senior         Executive Officer, President, Chief Investment
Vice President, General Counsel and Secretary            Officer and Director

STEPHANIE A. DESISTO (born 10/01/53)                     ELLEN MOYNIHAN (born 11/13/57)
Assistant Treasurer                                      Assistant Treasurer
Massachusetts Financial Services Company, Vice           Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             President
Harriman & Co., Senior Vice President (November
2002 to April 2003); ING Groep N.V./Aeltus               JAMES O. YOST (born 06/12/60)
Investment Management, Senior Vice President             Assistant Treasurer
(prior to November 2002)                                 Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

(1) Resigned on February 6, 2004.
(2) Appointed President on February 6, 2004.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders" meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer will hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Mr. Shames has served as a Trustee of the Trust continually since originally appointed until February 13,
2004. Messrs. Cohn, Sherratt and Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Gutow, Ives, Perera and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee of the Trust from January 1, 2002 until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until February 6, 2004. Ms. O'Neill retired on December
31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004, and Messrs.
Manning and Pozen have served as Trustees since February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Deloitte & Touche LLP
500 Boylston Street, Boston, MA                          200 Berkeley Street, Boston, MA
02116-3741                                               02116

PORTFOLIO MANAGEMENT TEAM
MFS Fixed Income Strategy Group

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. The prospectus contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges and expenses involved, as well as other information about the fund. The prospectus should be read carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[MFS LOGO]
500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116
                                                              MFG-ANN-4/04 71M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the Registrant. In addition, Deloitte may provide non-audit related services to the Registrant and/or to the Registrants' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended February 29, 2004 and February 28, 2003, audit fees billed to the Registrant by Deloitte were as follows:

                                                   Registrant's
                                                   Audit Fees
Fees billed by Deloitte:                               2004           2003
                                                       ----           ----

               MFS Government Securities Fund        $33,500        $30,300

For the fiscal years ended February 29, 2004 and February 28, 2003, fees for audit-related, tax and other services provided to the Registrant, MFS and MFS Related Entities were as follows:

                                Audit-Related Fees(1)           Tax Fees(2)          All Other Fees(3)       Total Non-Audit Fees
Fees billed by Deloitte:          2004        2003            2004      2003          2004        2003         2004        2003
                                --------    --------        --------   -------      --------    --------     --------    --------
MFS Government Securities Fund  $      0    $      0        $ 4,700    $ 4,500      $      0    $      0     $  4,700    $  4,500
To MFS and MFS Related Entities  442,450     180,000         57,195     59,248       146,000     275,474      645,645     514,722
                                --------    --------        --------   -------      --------    --------     --------    --------
       TOTAL FEES BILLED        $442,450    $180,000        $ 61,895   $63,748      $146,000    $275,474     $650,345    $519,222

(1) There were no Audit-Related services provided to the Registrant by Deloitte for the fiscal years ended February 29, 2004 and
    February 28, 2003. Audit-Related Fees billed by Deloitte to MFS and MFS Related Entities includes fees for internal control reviews.

(2) Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. This category includes fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, and tax advice related to income recognition and distribution policies.

(3) All Other Fees include fees for services related to financial information system implementation, consultation on internal cost allocations, and in 2003, staff assistance in preparing certain information required for tax disclosures in financial reports.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

         Pre-approval is needed for all planned and anticipated audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and/or financial reporting of the Registrant. In the event such services arise between regular meetings of the Audit Committee and it is not practical to seek pre-approval at the next regular meeting of the Audit Committee, such services may be referred to the Chair of the Audit Committee for approval; provided that, the Chair may not approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and MFS and MFS Related Entities disclosed above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied.

ITEM 4(F):  Not applicable.

ITEM 4(H): Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT SECURITIES FUND


By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------
                           Robert J. Manning, President

Date:  April 23, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date:  April 23, 2004
       --------------

By (Signature and Title)*  RICHARD M. HISEY
                           --------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer
                           and Accounting Officer)

Date:  April 23, 2004
       --------------

* Print name and title of each signing officer under his or her signature.